Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Rent Expenses

Theatre rent expense was as follows:

	Year Ended December 31,
	2013	2014	2015
Fixed rent expense	$224,056	$237,891	$240,057
Contingent rent and other facility lease expenses	83,795	79,205	79,704

Total facility lease expense	$307,851	$317,096	$319,761

Estimated Future Minimum Lease Payments

Future minimum lease payments under noncancelable operating and capital leases that have initial or remaining terms in excess of one year at December 31, 2015 are due as follows:

	Operating Leases	Capital Leases
2016	$248,498	$35,156
2017	236,630	33,640
2018	210,089	34,050
2019	181,967	33,394
2020	161,279	32,441
Thereafter	661,398	155,164

Total	$1,699,861	323,845

Amounts representing interest payments		(96,113)

Present value of future minimum payments		227,732
Current portion of capital lease obligations		(18,780)

Capital lease obligations, less current portion		$208,952